Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 — Subsequent Events

Agreement and Plan of Merger — Vision Aerial

On July 24, 2026, the Company entered into an Agreement and Plan of Merger (the “Vision Aerial Merger Agreement”) with Vision Aerial, Inc. (“Vision Aerial”), a U.S.-based designer and manufacturer of unmanned aerial systems, providing for the acquisition of Vision Aerial through a two-step merger, following which Vision Aerial will be a wholly owned subsidiary of the Company. The consideration for the transaction consists of (i) a number of shares of the Company’s Class A Common Stock equal to $12,000 divided by the volume-weighted average price per share of the Class A Common Stock for the 20 trading days ending on (and including) the third trading day preceding the closing, which price shall not be less than $2.00 nor greater than $3.00 per share (subject to equitable adjustment), and (ii) $3,000 in cash, in each case subject to customary post-closing purchase price adjustments and indemnification holdbacks. The closing is subject to customary closing conditions, and the Vision Aerial Merger Agreement may be terminated under specified circumstances, including payment of a termination fee by Vision Aerial in certain cases. Because the transaction has not been consummated, the Company is unable to estimate the financial effect of the acquisition on its condensed consolidated financial statements at this time.

 Agreement and Plan of Merger — Special Project Delivery

On August 13, 2026, the Company entered into an Agreement and Plan of Merger with Special Project Delivery, Inc. (“SPD”), two wholly owned merger subsidiaries of the Company, and the stockholder representative named therein, providing for the acquisition of SPD through a two-step merger. The merger consideration consists solely of 4,800,000 shares of the Company’s Class A Common Stock, with no cash consideration, escrow or holdback. No shares will be issued unless and until the Company’s stockholders have approved the issuance in accordance with Nasdaq Listing Rule 5635, and the closing is subject to that approval and other customary conditions. Because the transaction has not been consummated, no shares have been issued and the Company is unable to estimate the financial effect of the acquisition on its condensed consolidated financial statements at this time.

Kips Warrant Exercise and Preferred Stock Conversion

On August 5, 2026, Kips exercised the Preferred Warrant in part, purchasing 1,000 shares of Series A 10% Convertible Preferred Stock for aggregate gross proceeds to the Company of $1,000, and converted those Preferred Shares into 585,365 shares of Class A Common Stock at a conversion price of $2.05 per share in accordance with the terms of the Certificate of Designation. The conversion price is equal to the Nasdaq Minimum Price of the Class A Common Stock on May 19, 2026, the date of the Kips Purchase Agreement. Following the partial exercise, 5,000 Preferred Shares remain issuable under the Preferred Warrant.

On August 13, 2026, Kips converted 1,000 shares of Series A 10% Convertible Preferred Stock into 585,365 shares of Class A Common Stock at a conversion price of $2.05 per share in accordance with the terms of the Certificate of Designation.

Partial Conversion of Notes Payable

On August 13, 2026, an unrelated investor converted $150 of outstanding principal and accrued interest into 126,957 shares of Class A Common Stock at a conversion price of $1.18 per share.

Note 21 — Subsequent Events

At the Market Offering Agreement

On October 21, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Roth Capital Partners, LLC (“Manager”) under which the Company may offer and sell, from time to time at its sole discretion, up to $15,800 in shares of its Class A Common Stock through the Manager acting in its capacity as its sales agent.

Pursuant to the ATM Agreement, sales of the Common Stock, if any, will be made under the Company’s effective Registration Statement on Form S-3 (File No. 333-284351), previously filed with the Securities and Exchange Commission on January 17, 2025 and declared effective on January 24, 2025, and the prospectus supplement relating to this offering for up to $15,800 in shares of its Common Stock, filed on October 21, 2025 by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended, including privately negotiated and block transactions. The Manager will use commercially reasonable efforts consistent with its normal trading and sales practices and applicable state and federal law, rules and regulations and the rules of The Nasdaq Capital Market to sell the Common Stock from time to time, based upon instructions from the Company (including any price, time or size limits or other customary parameters or conditions the Company may impose). The Company will pay the Manager a commission of three percent of the gross sales proceeds of any Common Stock sold through the Manager under the ATM Agreement, and also has provided the Manager with customary indemnification rights. The Company also reimbursed the Manager for certain expenses in connection with entering into the ATM Agreement.

The Company intends to use the net proceeds from the offering for working capital purposes. The amount and timing of the proceeds the Company receives from the sale of its Class A Common Stock pursuant to the ATM Agreement, if any, will depend on a number of factors, including the numbers of shares the Company may elect to sell, the timing of such sales and the future market price of the Company’s Class A Common stock.

Modification of Warrants

On October 24, 2025, the Company entered into amendments to the PIPE Common Warrants, the Common Warrants and the Inducement Warrants, which comprise warrants to purchase an aggregate of 1,337,547 shares of the Company’s Class A Common Stock. The amendments revise certain terms of the warrants with the objective that, under the applicable guidance in ASC 480 and ASC 815, the warrants are expected to be equity-classified financial instruments. The amendments did not affect any terms of the warrants that are inputs into the estimation of the fair value of warrants under the Black-Scholes option pricing model, which the Company uses to estimate the fair value of warrants. As part of these amendments, the Company issued the warrant holder an additional warrant to purchase 100,000 shares of Class A Common Stock on the same terms as the Inducement Warrant, including an exercise price of $10.80 per share.

Settlement of Liabilities

In October 2025, the Company executed exchange agreements with two vendors, pursuant to which the Company issued 47,795 shares of its Class A Common Stock in exchange for the cancellation of $405 of obligations.

Also in October 2025, the Company executed an exchange agreement with the holder of a note payable, pursuant to which the Company issued 68,789 shares of its Class A Common Stock in exchange for the cancellation of the note payable and accrued interest of $511.

Borrowings

In November 2025, the Company amended a note payable with an unaffiliated investor to increase the borrowings thereunder, for net proceeds of $112. Amounts owed under this note are payable in weekly installments through May, 2027.

In November and December 2025, the Company entered into two amended agreements for the sale of future receipts, wherein the Company sold future receipts totaling $1,966 for net proceeds of $806. Amounts owed under these agreements are payable in weekly installments through July, 2026.

In December 2025, the Company issued a $1,100 promissory note for net proceeds of $800. The $1,100 principal amount of the promissory note will be payable, without interest, in June 2027.

Issuance of Class A Common Stock

On January 6, 2026, the Company entered into certain securities purchase agreements with unrelated investors relating to a public offering of 3,000,000 shares of its Class A Common Stock at a price to the public of $2.00 per share (the “Offering”). In connection with the Offering, the Company entered into a placement agency agreement, pursuant to which the Company agreed to pay the placement agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offering. Subject to certain conditions, the Company also agreed to reimburse the placement agent up to 1.0% of the gross proceeds raised in the Offering for non-accountable expenses and up to $100 for fees and expenses of legal counsel and other out-of-pocket expenses. The Company also agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that the placement agent may be required to make in respect of those liabilities. The net proceeds to the Company from the Offering were approximately $5,135, after deducting placement agent fees and commissions and other estimated offering expenses payable by the Company.

Reverse Stock Split

On April 2, 2026, the Company’s board of directors approved a reverse stock split of its Class A common stock and Class B common stock at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective at 4:00 p.m. Eastern Time on April 6, 2026, and the Company’s Class A common stock began trading on a post-split adjusted basis on April 7, 2026. The number of authorized shares and par value per share were not adjusted as a result of the Reverse Stock Split. All references to shares, options to purchase common stock, share amounts, per share amounts, and related information contained in the consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The shares of common stock underlying outstanding stock options and other equity instruments, other than outstanding warrants, were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. As the Legacy Mobix shares converted on a one for one basis to Class A Common Stock of the Company during the Merger, the number of Chavant shares outstanding immediately prior to the Merger have also been recast such that the total shares of Class A Common Stock disclosed at the time of the Merger close reflects the impact of the Reverse Stock Split on a consistent basis. The number of warrants outstanding was not reduced as a result of the Reverse Stock Split. Rather, in accordance with the terms of the applicable warrant agreements, the number of shares of common stock issuable upon exercise of each outstanding warrant was proportionately reduced such that each warrant is exercisable for 1/10th of one share of common stock following the Reverse Stock Split, and the applicable exercise prices were proportionately increased, as applicable. Accordingly, the number of warrants outstanding has not been retrospectively adjusted or recast in the consolidated financial statements. No fractional shares were issued in connection with the Reverse Stock Split, and cash was paid in lieu of fractional shares.